OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2020
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Debt Investments
Structured Finance - Debt Investments(3)(6)
Allegro CLO II-S, Ltd.
CLO secured notes - Class E, 8.03% (LIBOR + 7.82%, due October 21, 2028)	06/24/2020	$2,000,000	$1,291,955	$1,629,200

BlueMountain CLO 2018-1 Ltd.
CLO secured notes - Class F, 8.42% (LIBOR + 8.21%, due July 30, 2030)	11/18/2019	8,500,000	5,909,204	6,672,500

Cathedral Lake II, Ltd.
CLO secured notes - Class E1R(11), 7.49% (LIBOR + 7.25%, due July 16, 2029)	11/19/2019	4,500,000	3,828,303	4,046,400

CIFC Funding 2014, Ltd.
CLO secured notes - Class FR2, 8.12% (LIBOR + 7.90%, due January 18, 2031)	11/18/2019	4,000,000	3,073,076	3,221,200

Elevation CLO 2020-11, Ltd.
CLO secured notes - Class E(11), 7.76% (LIBOR + 7.52%, due April 15, 2033)	02/21/2020	6,181,818	5,832,475	6,089,091

Longfellow Place CLO, Ltd.
CLO secured notes - Class FRR, 8.74% (LIBOR + 8.50%, due April 15, 2029)	03/26/2019	833,047	708,892	312,393

Mountain Hawk II CLO, Ltd.
CLO secured notes - Class E, 5.02% (LIBOR + 4.80%, due July 22, 2024)	03/08/2017	9,000,000	8,097,833	4,489,200

OZLM VII, Ltd.
CLO secured notes - Class DR, 6.33% (LIBOR + 6.11%, due July 17, 2029)	06/18/2020	1,785,151	1,188,351	1,464,895

OZLM XIII, Ltd.
CLO secured notes - Class D, 5.66% (LIBOR + 5.45%, due July 30, 2027)	04/15/2019	9,500,000	8,934,676	8,455,000
CLO secured notes - Class E, 6.71% (LIBOR + 6.50%, due July 30, 2027)	09/26/2019	2,000,000	1,560,178	1,404,400

OZLM XXII, Ltd.
CLO secured notes - Class E, 7.61% (LIBOR + 7.39%, due January 17, 2031)	01/31/2018	2,670,000	2,597,255	2,078,862

Saranac CLO VIII Ltd.
CLO secured notes - Class E, 8.34% (LIBOR + 8.12%, due February 20, 2033)	02/05/2020	4,000,000	3,738,245	3,801,600

Shackleton 2017-X CLO, Ltd.
CLO secured notes - Class E, 6.43% (LIBOR + 6.22%, due April 20, 2029)	11/07/2019	3,000,000	2,693,169	2,550,300

(Continued on next page)
1

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2020
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Debt Investments - (continued)
Structured Finance - Debt Investments(3)(6) (continued)
Thacher Park CLO, Ltd.
CLO secured notes - Class E1(11), 5.17% (LIBOR + 4.95%, due October 20, 2026)	08/18/2020	$1,080,000	$960,651	$1,035,720

Venture XV, Ltd.
CLO secured notes - Class ER2(11), 7.43% (LIBOR + 7.19%, due July 15, 2032)	07/03/2019	2,250,000	2,090,316	1,737,900

Total Structured Finance - Debt Investments			$52,504,579	$48,988,661	9.70%
Total Collateralized Loan Obligation - Debt Investments			$52,504,579	$48,988,661	9.70%

Collateralized Loan Obligation - Equity Investments
Structured Finance - Equity Investments
Allegro CLO II-S, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.19%, maturity October 21, 2028)	02/06/2020	$20,800,000	$8,581,738	$7,280,000

ALM XVII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 7.49%, maturity January 15, 2028)	03/04/2019	6,500,000	3,340,697	2,325,279

AMMC CLO XI, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 17.49%, maturity April 30, 2031)	05/15/2018	1,200,000	546,882	582,000

Anchorage Capital CLO 1-R, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 29.88%, maturity April 13, 2031)	08/13/2020	10,000,000	6,016,889	7,225,087

Anchorage Capital CLO 4-R, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 15.84%, maturity January 28, 2031)	05/20/2019	6,000,000	4,621,155	4,200,000

Anchorage Capital CLO 5-R, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.55%, maturity January 15, 2030)	07/16/2019	26,586,000	19,217,150	18,148,217

Anchorage Capital CLO 7, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 32.42%, maturity October 15, 2027)	06/02/2020	12,750,000	5,904,552	7,873,125

Anchorage Capital CLO 8, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 9.94%, maturity July 28, 2028)	03/18/2019	6,000,000	4,409,630	3,540,000

Anchorage Capital CLO 13, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 27.77%, maturity April 15, 2032)	08/24/2020	10,000,000	6,525,275	7,159,220

Anchorage Capital CLO 17, Ltd.
CLO subordinated notes(5)(7)(17), (Estimated yield 13.04%, maturity November 19, 2022)	11/20/2020	10,250,000	10,250,000	10,250,000

Apex Credit CLO 2015-II, Ltd. (fka: JFIN CLO 2015-II Ltd.)
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity October 17, 2026)	11/22/2016	5,750,000	4,410,393	1,682,990

(Continued on next page)

2

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2020
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Apex Credit CLO 2018 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.20%, maturity April 25, 2031)	03/14/2018	$11,750,000	$7,458,841	$6,527,256

Apex Credit CLO 2019 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.28%, maturity April 18, 2032)	05/13/2019	16,000,000	12,430,546	10,692,478

Apex Credit CLO 2019-II Ltd.
CLO subordinated notes(5)(7), (Estimated yield 28.40%, maturity October 25, 2032)	10/27/2020	4,500,000	2,598,491	3,002,148

Arch Street CLO, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity October 20, 2028)	03/20/2019	5,250,000	2,773,087	945,000

Ares XXVII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.13%, maturity July 28, 2029)	03/06/2019	17,000,000	8,413,212	6,191,917

Ares XXXVII CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 27.87%, maturity October 15, 2030)	02/12/2019	25,000,000	16,360,877	15,679,442

Ares XL CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.15%, maturity January 15, 2029)	11/30/2017	37,433,000	18,960,779	16,510,702

Ares LVIII CLO Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 19.44%, maturity January 15, 2033)	11/20/2020	24,000,000	16,382,111	16,023,600

Atrium XV
CLO subordinated notes(5)(7)(11), (Estimated yield 17.29%, maturity January 23, 2031)	09/17/2019	21,000,000	14,896,059	14,700,000

Battalion CLO VI Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 0.00%, maturity October 17, 2026)	01/24/2018	5,000,000	400,486	55,000

Battalion CLO VII Ltd.
CLO subordinated notes(5)(7), (Estimated yield 5.71%, maturity July 17, 2028)	07/03/2018	26,900,000	14,640,323	9,684,000

(Continued on next page)

3

 OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2020
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Benefit Street Partners CLO V Ltd.
CLO preference shares(5)(7)(10), (Estimated yield 0.00%, maturity October 20, 2026)	07/27/2015	$11,500,000	$664,781	$276,000

Bighorn I, Ltd.
CLO subordinated notes(5)(7)(17), (Estimated yield 11.94%, maturity December 08, 2022)	12/08/2020	8,000,000	8,000,000	8,000,000

BlueMountain Fuji US CLO II Ltd.
CLO subordinated notes(5)(7), (Estimated yield 26.05%, maturity October 20, 2030)	02/13/2020	25,928,606	14,805,395	14,520,019

BlueMountain CLO 2015-4 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 54.89%, maturity April 20, 2030)	07/22/2020	5,824,700	2,444,930	3,436,573

BlueMountain CLO 2016-3 Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 33.56%, maturity November 15, 2030)	08/18/2020	5,547,500	2,830,537	3,335,434

BlueMountain CLO 2018-1 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.61%, maturity July 30, 2030)	01/14/2020	13,000,000	7,307,979	5,980,000

BlueMountain CLO 2018-3 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 43.33%, maturity October 25, 2030)	06/11/2020	19,325,000	8,977,197	10,822,000

B&M CLO 2014-1 LTD
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity April 16, 2026)	10/30/2014	22,000,000	1,872,796	2,200

Carlyle Global Market Strategies CLO 2013-2, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 8.41%, maturity January 18, 2029)	03/19/2013	16,098,067	8,923,941	5,033,794

Carlyle Global Market Strategies CLO 2014-5, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.02%, maturity July 15, 2031)	03/27/2019	7,134,333	3,878,732	2,782,390

Carlye US CLO 2020-2, Ltd.
CLO subordinated notes(5)(7)(9)(11), (Estimated yield 20.47%, maturity October 25, 2031)	10/21/2020	17,225,000	11,551,670	11,454,625

(Continued on next page)

4

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2020
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Cathedral Lake CLO 2013, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 6.40%, maturity October 15, 2029)	05/31/2018	$6,350,000	$2,549,633	$1,460,500

Cathedral Lake II, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 12.09%, maturity July 16, 2029)	05/31/2018	14,862,200	8,663,444	4,310,038

Cedar Funding XI CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.37%, maturity May 29, 2032)	10/27/2020	11,250,000	5,775,253	6,412,500

CIFC Funding 2013-III-R, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.12%, maturity April 24, 2031)	03/19/2019	4,900,000	2,386,875	2,107,000

CIFC Funding 2014-III, Ltd.
CLO income notes(5)(7)(11), (Estimated yield 12.78%, maturity October 22, 2031)	03/06/2018	18,225,000	9,792,277	7,472,250

Dryden 33 Senior Loan Fund
CLO subordinated notes(5)(7)(11), (Estimated yield 37.08%, maturity April 15, 2029)	11/18/2020	9,600,000	4,121,984	4,872,000

East West Investment Management CLO 2019-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.16%, maturity January 20, 2033)	11/20/2019	13,970,000	12,272,727	12,153,900

Elevation CLO 2015-4, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 7.58%, maturity April 18, 2027)	09/05/2019	19,350,000	6,987,896	5,611,500

Elevation CLO 2020-11, Ltd.
CLO subordinated notes(4)(5)(7)(11), (Estimated yield 24.40%, maturity April 15, 2033)	02/21/2020	24,000,000	21,407,446	22,080,000

Highbridge Loan Management 3-2014, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 33.29%, maturity July 18, 2029)	06/19/2020	3,000,000	972,217	990,000

ICG US CLO 2016-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.50%, maturity July 29, 2028)	02/01/2018	12,250,000	7,083,515	5,540,920

(Continued on next page)

5

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2020
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Jamestown CLO IV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity July 15, 2026)	11/16/2017	$9,500,000	$2,446,315	$285,000

KVK CLO 2013-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 45.30%, maturity January 14, 2028)	09/22/2020	1,450,000	277,807	348,000

Longfellow Place CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity April 15, 2029)	01/11/2018	19,640,000	7,192,061	1,178,400

Madison Park Funding XIII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 24.66%, maturity April 19, 2030)	09/17/2019	20,000,000	10,161,015	10,200,000

Madison Park Funding XV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 31.50%, maturity January 27, 2026)	03/07/2019	34,300,000	11,624,193	12,348,000

Madison Park Funding XXXVIII, Ltd.
CLO subordinated notes(5)(7)(11)(17), (Estimated yield 13.12%, maturity July 09, 2022)	10/05/2020	15,000,000	15,000,000	15,000,000

Madison Park Funding XX, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 28.29%, maturity July 27, 2030)	07/30/2020	3,500,000	1,936,531	2,380,000

Madison Park Funding XXIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.68%, maturity October 20, 2029)	03/28/2019	3,568,750	2,374,838	1,891,438

Madison Park Funding XXIX, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 16.82%, maturity October 18, 2047)	09/28/2018	3,930,000	7,465,857	3,112,560

Madison Park Funding XXX, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 16.92%, maturity April 15, 2047)	02/23/2018	17,550,000	13,775,261	11,237,176

Madison Park Funding XXXII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 20.43%, maturity January 22, 2048)	10/08/2019	12,250,000	8,761,809	8,575,000

(Continued on next page)

6

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2020
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Madison Park Fund XLI, Ltd. (fka: Atrium XII CLO)
CLO subordinated notes(5)(7), (Estimated yield 18.90%, maturity April 22, 2027)	10/08/2015	$34,762,500	$18,482,791	$16,686,000

Marble Point CLO XI Ltd.
CLO income notes(5)(7), (Estimated yield 3.05%, maturity December 18, 2047)	05/07/2019	8,500,000	5,273,211	3,995,000

Midocean Credit CLO III
CLO income notes(5)(7), (Estimated yield 0.00%, maturity April 21, 2031)	04/24/2019	16,650,000	7,356,303	1,665,000

Midocean Credit CLO VI
CLO income notes(5)(7), (Estimated yield 0.00%, maturity January 20, 2029)	11/08/2016	29,700,000	23,598,150	13,365,000

Mountain Hawk II CLO, Ltd.
CLO secured notes(5)(7), (Estimated yield 0.00%, maturity July 20, 2024)	11/15/2013	25,670,000	3,290,979	2,567

Mountain View CLO 2014-1 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity October 15, 2026)	08/08/2018	15,000,000	2,506,803	1,500

Mountain View CLO 2017-2 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 40.16%, maturity January 16, 2031)	07/27/2020	5,000,000	2,311,882	2,750,000

Nassau 2017-II Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity January 15, 2030)	09/17/2019	24,400,000	14,803,260	8,052,000

NorthWoods Capital XIV-B, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 30.53%, maturity November 13, 2031)	12/18/2019	4,250,000	2,588,702	2,550,000

Ocean Trails CLO VI
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity July 15, 2028)	10/30/2018	4,000,000	3,150,808	1,782,487

Ocean Trails CLO VII
CLO subordinated notes(5)(7)(11), (Estimated yield 36.28%, maturity April 17, 2030)	10/21/2020	5,000,000	1,966,492	2,450,000

Octagon Investment Partners XXII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.81%, maturity November 25, 2025)	06/07/2018	13,000,000	6,835,247	6,500,000

Octagon Investment Partners 29, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 23.85%, maturity January 24, 2033)	08/24/2020	7,300,000	4,999,379	5,621,000

(Continued on next page)

7

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2020
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Octagon Investment Partners 40, Ltd.
CLO subordinated notes(4)(5)(7), (Estimated yield 15.59%, maturity April 20, 2031)	02/14/2019	$36,000,000	$30,801,887	28,800,000

OFSI Fund VII, Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 0.00%, maturity October 18, 2026)	08/05/2014	28,840,000	14,246,789	2,826,320

OFSI BSL VIII, Ltd.
CLO preferred shares(5)(7), (Estimated yield 1.11%, maturity August 16, 2029)	04/26/2019	8,500,000	5,703,969	3,400,000

OFSI BSL IX, Ltd.
CLO preferred shares(5)(7)(11), (Estimated yield 11.29%, maturity July 31, 2118)	06/21/2018	11,480,000	9,676,160	6,888,000

OHA Loan Funding 2012-1, Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 0.00%, maturity January 23, 2025)	04/03/2019	7,400,000	24,417	495,800

OZLM Funding III, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity January 22, 2029)	08/24/2018	12,000,000	7,279,331	3,480,000

OZLM VII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 27.78%, maturity July 17, 2029)	01/29/2020	21,891,673	5,257,117	1,751,334

OZLM VIII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity October 17, 2029)	01/18/2019	10,000,000	3,470,367	1,700,000

OZLM XIII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity July 30, 2027)	03/19/2018	23,000,000	10,685,004	3,220,000

OZLM XIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 8.20%, maturity January 15, 2029)	12/07/2015	36,920,000	20,641,836	12,455,414

OZLM XVIII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 69.65%, maturity April 15, 2031)	06/10/2020	3,500,000	1,352,513	1,834,096

(Continued on next page)

8

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2020
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Park Avenue Institutional Advisers CLO Ltd 2018-1
CLO subordinated notes(5)(7), (Estimated yield 12.77%, maturity October 20, 2031)	10/11/2019	$6,000,000	$4,521,865	$3,900,000

PPM CLO 2 Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 19.39%, maturity April 16, 2032)	12/22/2020	12,000,000	6,674,274	7,440,000

Rockford Tower CLO 2019-2, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.66%, maturity August 20, 2032)	09/11/2020	5,000,000	3,340,725	3,650,000

Seneca Park CLO, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity July 17, 2026)	04/23/2019	6,000,000	770,666	180,000

Shackleton 2013-IV-R CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 26.87%, maturity April 13, 2031)	08/14/2018	24,500,000	11,308,110	10,706,619

Shackleton 2014-V-R CLO, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 26.94%, maturity May 07, 2031)	09/17/2019	22,000,000	12,146,743	12,650,000

Sound Point CLO II, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 28.18%, maturity January 26, 2031)	06/16/2020	2,750,000	812,679	935,000

Sound Point CLO VI-R, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 8.64%, maturity October 20, 2031)	05/01/2018	24,656,983	9,189,371	5,917,676

Sound Point CLO XXII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.89%, maturity January 20, 2032)	09/19/2019	4,880,000	3,318,026	2,440,000

Telos CLO 2013-3, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity July 17, 2026)	01/25/2013	14,332,210	6,296,614	143,322

Telos CLO 2013-4, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity January 17, 2030)	07/11/2013	14,350,000	6,773,066	2,522,203

Telos CLO 2014-6, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity January 17, 2027)	11/08/2017	21,400,000	9,166,640	214,000

(Continued on next page)

9

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2020
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Thacher Park CLO, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 2.76%, maturity October 20, 2026)	04/23/2019	$4,500,000	$1,199,621	$1,035,000

THL Credit Wind River 2015-1 CLO Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 15.40%, maturity October 20, 2030)	06/12/2019	1,300,000	790,664	760,500

THL Credit Wind River 2017-1 CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity April 18, 2029)	02/02/2017	12,000,000	8,477,908	6,000,000

THL Credit Wind River 2017-4 CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.68%, maturity November 20, 2030)	10/30/2018	7,000,000	5,835,382	5,320,000

Tralee CLO II, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity July 20, 2029)	06/06/2018	6,300,000	2,151,851	378,000

Tralee CLO IV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity January 20, 2030)	12/21/2017	13,270,000	10,075,345	4,909,900

Trinitas CLO VII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 24.43%, maturity January 25, 2031)	09/18/2019	3,000,000	1,618,759	1,470,000

Trinitas CLO VIII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 22.79%, maturity July 20, 2117)	03/12/2019	8,050,000	5,595,241	4,991,000

Venture XV CLO, Limited
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity July 15, 2032)	01/31/2018	9,450,126	5,543,172	1,701,023

Venture XVII CLO, Limited
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity April 15, 2027)	01/09/2017	17,000,000	9,639,081	1,558,146

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OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2020
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Venture XX CLO, Limited
CLO subordinated notes(5)(7)(11), (Estimated yield 1.28%, maturity April 15, 2027)	07/27/2018	$7,200,000	$2,486,811	$360,000

Venture 40 CLO, Limited
CLO subordinated notes(5)(7)(9)(11), (Estimated yield 0.00%, maturity November 24, 2031)	10/16/2020	17,580,000	14,273,922	15,822,000

Venture XXI CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity July 15, 2027)	08/16/2017	30,000,000	16,329,149	2,400,000

Venture XXV CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 53.41%, maturity April 20, 2029)	09/25/2020	12,500,000	3,393,467	5,000,000

Venture 32 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 10.44%, maturity July 18, 2031)	02/20/2019	3,500,000	2,929,452	2,100,000

Venture 37 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 13.02%, maturity July 15, 2032)	05/28/2019	7,000,000	5,773,095	4,550,000

Vibrant CLO III, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 29.48%, maturity October 20, 2031)	02/05/2019	26,250,000	10,203,404	10,500,000

Vibrant CLO VIII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 27.94%, maturity January 20, 2031)	11/30/2020	5,000,000	2,618,873	2,575,000

Wellfleet 2016-2 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity October 20, 2028)	09/28/2016	10,000,000	7,600,767	4,300,000

Wellfleet CLO X, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 23.99%, maturity April 20, 2032)	12/03/2020	7,310,000	4,897,929	4,824,600

West CLO 2014-1, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity July 18, 2026)	11/16/2018	$20,250,000	$8,167,048	$4,252,500

Zais CLO 8, Limited
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity April 15, 2029)	02/23/2018	3,000,000	2,117,862	660,000

Zais CLO 9, Limited
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity July 20, 2031)	06/19/2018	10,700,000	8,788,288	3,531,000

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OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2020
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Other CLO equity related investments
CLO other(8)	Various(16)		896,476	1,997,078
Total Structured Finance - Equity Investments			$845,451,828	$649,452,763	128.56%
Total Collateralized Loan Obligation - Equity Investments			$845,451,828	$649,452,763	128.56%

Total Investments			$897,956,407	$698,441,424	138.26%

Cash Equivalents

First American Government Obligations Fund(12)			$22,198,947	$22,198,947

Total Cash Equivalents			$22,198,947	$22,198,947	4.39%

Total Investments and Cash Equivalents			$920,155,354	$720,640,371	142.65%

(1)	We do not "control" and are not an "affiliate" of any of our portfolio companies, each as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

In general, under the 1940 Act, we would be presumed to "control" a portfolio company if we owned more than 25% of its voting securities and would be an "affiliate" of a portfolio company if we owned 5% or more of its voting securities.

(2)	Fair value is determined in good faith by the Board of Directors of the Fund.
(3)	Cost value reflects accretion of original issue discount or market discount.
(4)	Investment represents greater than 5% of net assets.
(5)	Cost value reflects accretion of effective yield less any cash distributions received or entitled to be received from CLO equity investments.
(6)	The CLO secured notes generally bear interest at a rate determined by reference to three-month LIBOR which resets quarterly. For each CLO debt investment, the rate provided is as of December 31, 2020.
(7)
The CLO subordinated notes, preferred shares and income notes are considered equity positions in the CLO funds. Equity investments are entitled to recurring distributions which are generally equal to the remaining cash flow of the payments made by the underlying fund's securities less contractual payments to debt holders and fund expenses. The estimated yield indicated is based upon a current projection of the amount and timing of these recurring distributions and the estimated amount of repayment of principal upon termination. Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.

(8)	Fair value represents discounted cash flows associated with fees earned from CLO equity investments.
(9)
Investment has not made inaugural distribution for relevant period end. Please refer to "Note 2. Summary of Significant Accounting Policies - Investment Income" in Oxford Lane Capital Corp.’s (“OXLC”) most recently filed Form N-CSR for the six months ended September 30, 2020.

(10)
The CLO equity investment was optionally redeemed. Please refer to "Note 2. Summary of Significant Accounting Policies - Securities Transactions" in OXLC's most recently filed Form N-CSR for the six months ended September 30, 2020.

(11)	The CLO equity is co-invested with the Fund’s affiliates. Please refer to “Note 4. Related Party Transactions” in OXLC's most recently filed Form N-CSR for the six months ended September 30, 2020.
(12)	Represents cash equivalents held in a money market account as of December 31, 2020.
(13)
The fair value of the investment was determined using significant unobservable inputs. Please refer to "Note 3. Fair Value" in OXLC's most recently filed Form N-CSR for the six months ended September 30, 2020.

(14)
The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Unless otherwise noted, all of the Fund's investments are deemed to be “restricted securities” under the Securities Act.

(15)	Acquisition date represents the initial date of purchase.
(16)	Acquisition date includes multiple investments purchased from August 2014 through December 2020.
(17)	The subordinated shares represent an investment in a warehouse facility, which is a financing structure intended to aggregate loans that may be used to form the basis of a CLO vehicle.

12